Fair Value Measurements	12 Months Ended
Aug. 29, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Accounting standards establish three levels of inputs that may be used to measure fair value: quoted prices in active markets for identical assets or liabilities (referred to as Level 1), inputs other than Level 1 that are observable for the asset or liability either directly or indirectly (referred to as Level 2) and unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities (referred to as Level 3).

Fair Value Measurements on a Recurring Basis

All marketable debt and equity investments are classified as available-for-sale and are carried at fair value. Assets measured at fair value on a recurring basis were as follows:

As of	2013				2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,188	$—	$—	$1,188	$2,159	$—	$—	$2,159
Certificates of deposit	—	38	—	38	—	27	—	27
Commercial paper	—	35	—	35	—	29	—	29
Government securities	—	—	—	—	—	5	—	5
	1,188	73	—	1,261	2,159	61	—	2,220
Short-term investments:
Corporate bonds	—	112	—	112	—	31	—	31
Government securities	—	72	—	72	—	51	—	51
Commercial paper	—	26	—	26	—	10	—	10
Certificates of deposit	—	9	—	9	—	4	—	4
Asset-backed securities	—	2	—	2	—	4	—	4
	—	221	—	221	—	100	—	100
Long-term marketable investments:
Corporate bonds	—	302	—	302	—	203	—	203
Government securities	—	96	—	96	—	88	—	88
Asset-backed securities	—	95	—	95	—	73	—	73
Marketable equity securities	6	—	—	6	5	5	—	10
	6	493	—	499	5	369	—	374
Restricted cash:
Certificates of deposit	—	302	—	302	—	—	—	—
	—	302	—	302	—	—	—	—

	$1,194	$1,089	$—	$2,283	$2,164	$530	$—	$2,694

Government securities consist of securities issued directly by or deemed to be guaranteed by government entities such as U.S and non U.S. agency securities, government bonds and treasury securities. Level 2 securities are valued using information obtained from pricing services, which obtain quoted market prices for similar instruments, non-binding market consensus prices that are corroborated by observable market data, or various other methodologies, to determine the appropriate value at the measurement date. We perform supplemental analysis to validate information obtained from our pricing services. As of August 29, 2013, no adjustments were made to such pricing information.

Fair Value Measurements on a Nonrecurring Basis

Our non-marketable securities, equity method investments, and non-financial assets such as intellectual property and property, plant and equipment are carried at cost unless impairment is deemed to have occurred.

During the third quarter of 2012, the Board of Directors of Transform approved a liquidation plan. As a result, we impaired our investment in Transform to the estimated liquidation values for its assets and liabilities measured using unobservable inputs (Level 3). Transform's primary assets were semiconductor equipment and a manufacturing facility. The fair values for semiconductor equipment were based on quotations obtained from equipment dealers, which consider the remaining useful life and configuration of the equipment. Fair value for the facility was determined based on sales of similar facilities and properties in comparable markets. Based on our valuation of Transform's net assets, we recognized an other-than-temporary impairment charge of $69 million in equity in net income (losses) of equity method investees.

Fair Value of Financial Instruments

Amounts reported as cash and equivalents, receivables, and accounts payable and accrued expenses approximate fair value. The estimated fair value and carrying value of debt instruments (carrying value excludes the equity components of our convertible notes classified in equity) were as follows:

As of	2013		2012
	Fair Value	Carrying Value	Fair Value	Carrying Value
Convertible notes	$4,167	$2,506	$2,669	$2,321
Elpida creditor installment payments and other notes	2,269	2,279	56	58

The fair values of our convertible debt instruments were determined based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including our stock price and interest rates based on similar debt issued by parties with credit ratings similar to ours (Level 2).  The fair value of our other debt instruments was estimated based on discounted cash flows using inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on similar debt issued by parties with credit ratings similar to ours (Level 2).